UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                    ------------

                               GAMCO Mathers Fund
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------
                     Date of reporting period: June 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               GAMCO MATHERS FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006






TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,

                                                     /s/ Bruce N. Alpert

                                                     Bruce N. Alpert
                                                     Chief Operating Officer
                                                     Gabelli Funds
August 14, 2006

GAMCO MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                   Beginning          Ending      Annualized     Expenses
                 Account Value    Account Value     Expense    Paid During
                   01/01/06         06/30/06         Ratio        Period*
--------------------------------------------------------------------------------
GAMCO MATHERS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
GAMCO Mathers      $1,000.00       $1,019.20         2.18%        $10.91

HYPOTHETICAL 5% RETURN
GAMCO Mathers      $1,000.00       $1,013.98         2.18%        $10.89

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of June 30, 2006:

GAMCO MATHERS FUND -
   LONG POSITIONS                                  PERCENT

U.S. Government Obligations .......................  76.1
Repurchase Agreements .............................   6.0
Computer Software and Services ....................   4.1
Environmental Services ............................   3.2
Aerospace .........................................   2.3
Health Care .......................................   2.2
Financial Services ................................   1.8
Diversified Industrial ............................   1.7
Food and Beverage .................................   1.6
Telecommunications ................................   0.5
Publishing ........................................   0.5
Broadcasting ......................................   0.2
Equipment .........................................   0.2
Energy and Utilities ..............................   0.2
Other Assets and Liabilities (Net) ................  23.4


GAMCO MATHERS FUND -
   SHORT POSITIONS                                  PERCENT

Exchange Traded Funds .............................  (8.7)
Retail ............................................  (3.8)
Automotive ........................................  (2.6)
Entertainment .....................................  (2.4)
Consumer Products .................................  (1.3)
Computer Software and Services ....................  (1.3)
Equipment .........................................  (1.1)
Restaurants .......................................  (1.0)
Home Furnishings ..................................  (0.8)
Real Estate .......................................  (0.8)
Metals and Mining .................................  (0.2)



THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
      SHARES                                         COST          VALUE
     -------                                         ----         -------

               COMMON STOCKS -- 18.5%
               AEROSPACE -- 2.3%
      10,000   L-3 Communications
                 Holdings Inc. ..................$   771,908  $   754,200
                                                 -----------  -----------
               BROADCASTING -- 0.2%
       5,000   DIRECTV Group Inc.+ ..............     71,730       82,500
                                                 -----------  -----------
               COMPUTER SOFTWARE AND SERVICES -- 4.1%
      20,000   CACI International Inc.,
                 Cl. A+ .........................  1,171,105    1,166,600
       3,000   ManTech International Corp.,
                 Cl. A+ .........................     87,098       92,580
       3,000   SRA International Inc., Cl. A+ ...     85,240       79,890
                                                 -----------  -----------
                                                   1,343,443    1,339,070
                                                 -----------  -----------
               DIVERSIFIED INDUSTRIAL -- 1.7%
      20,000   Tyco International Ltd. ..........    526,463      550,000
                                                 -----------  -----------
               ENERGY AND UTILITIES -- 0.2%
       1,000   Murphy Oil Corp. .................     45,793       55,860
                                                 -----------  -----------
               ENVIRONMENTAL SERVICES -- 3.2%
       3,000   Veolia Environnement, ADR ........    101,550      155,160
      25,000   Waste Management Inc. ............    746,510      897,000
                                                 -----------  -----------
                                                     848,060    1,052,160
                                                 -----------  -----------
               EQUIPMENT -- 0.2%
       5,000   Ultratech Inc.+ ..................     79,836       78,700
                                                 -----------  -----------
               FINANCIAL SERVICES -- 1.8%
      35,000   New York Community
                 Bancorp Inc. ...................    616,562      577,850
                                                 -----------  -----------
               FOOD AND BEVERAGE -- 1.6%
      20,000   Hain Celestial Group Inc.+ .......    388,061      515,200
                                                 -----------  -----------
               HEALTH CARE -- 2.2%
      10,000   Abbott Laboratories ..............    427,750      436,100
       8,000   Baxter International Inc. ........    265,459      294,080
                                                 -----------  -----------
                                                     693,209      730,180
                                                 -----------  -----------
               PUBLISHING -- 0.5%
       5,000   Tribune Co. ......................    154,849      162,150
                                                 -----------  -----------
               TELECOMMUNICATIONS -- 0.5%
      10,000   ADC Telecommunications Inc.+ .....    187,019      168,600
                                                 -----------  -----------
               TOTAL COMMON STOCKS ..............  5,726,933    6,066,470
                                                 -----------  -----------

   PRINCIPAL                                                  MARKET
    AMOUNT                                          COST       VALUE
   ---------                                        ----      -------
               SHORT-TERM OBLIGATIONS -- 82.1%
               REPURCHASE AGREEMENTS -- 6.0%
 $ 1,973,770   State Street Bank & Trust Co.,
                 4.500%, dated 06/30/06,
                 due 07/03/06, proceeds at
                 maturity, $1,974,510 (a) .......$ 1,973,770  $ 1,973,770
                                                 -----------  -----------
               U.S.  GOVERNMENT  OBLIGATIONS -- 76.1%
  25,000,000   U.S. Treasury Bill,
                 4.736%++, 07/20/06 (b) ......... 24,938,646   24,938,646
                                                 -----------  -----------
               TOTAL SHORT-TERM
                 OBLIGATIONS .................... 26,912,416   26,912,416
                                                 -----------  -----------
               TOTAL
                 INVESTMENTS -- 100.6% ..........$32,639,349   32,978,886
                                                 ===========


               SECURITIES SOLD SHORT -- (24.0)%
                 (Proceeds received $7,993,861) .............. (7,873,050)
                                                              -----------

               OTHER ASSETS AND LIABILITIES (NET) -- 23.4% ...  7,689,579
                                                              -----------
               NET ASSETS -- 100.0% ..........................$32,795,415
                                                              ===========


      SHARES                                        PROCEEDS
      ------                                        --------

               COMMON STOCKS SOLD SHORT -- (24.0)%
               AUTOMOTIVE -- (2.6)%
      80,000   Ford Motor Co. ...................    712,788      554,400
      10,000   General Motors Corp. .............    266,910      297,900
                                                 -----------  -----------
                                                     979,698      852,300
                                                 -----------  -----------
               COMPUTER SOFTWARE AND SERVICES -- (1.3)%
       6,000   Research in Motion Ltd. ..........    416,031      418,620
                                                 -----------  -----------
               CONSUMER PRODUCTS -- (1.3)%
      10,000   Polaris Industries Inc. ..........    530,660      433,000
                                                 -----------  -----------
               ENTERTAINMENT -- (2.4)%
      10,000   Carnival Corp. ...................    412,973      417,400
      10,000   Royal Caribbean Cruises Ltd. .....    397,800      382,500
                                                 -----------  -----------
                                                     810,773      799,900
                                                 -----------  -----------
               EQUIPMENT -- (1.1)%
       8,000   Toro Co. .........................    403,359      373,600
                                                 -----------  -----------

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
      SHARES                                        PROCEEDS       VALUE
      ------                                        --------      -------

               COMMON STOCKS SOLD SHORT (CONTINUED)
               EXCHANGE TRADED FUNDS -- (8.7)%
      15,000   iShares Russell 2000 Index .......$ 1,008,119  $ 1,075,950
      15,000   iShares S&P SmallCap
                 600 Index ......................    877,175      931,500
       6,000   MidCap SPDR Trust, Ser. 1 ........    788,102      835,020
                                                 -----------  -----------
                                                   2,673,396    2,842,470
                                                 -----------  -----------
               HOME FURNISHINGS -- (0.8)%
       4,000   Ethan Allen Interiors Inc. .......    165,395      146,200
       9,000   La-Z-Boy Inc. ....................    187,298      126,000
                                                 -----------  -----------
                                                     352,693      272,200
                                                 -----------  -----------
               METALS AND MINING -- (0.2)%
       5,000   AK Steel Holding Corp. ...........     65,381       69,150
                                                 -----------  -----------
               REAL ESTATE -- (0.8)%
      10,000   CB Richard Ellis Services Inc. ...    231,457      249,000
                                                 -----------  -----------
               RESTAURANTS -- (1.0)%
      10,000   McDonald's Corp. .................    291,901      336,000
                                                 -----------  -----------

                                                                  MARKET
      SHARES                                        PROCEEDS       VALUE
      ------                                        --------      -------
               RETAIL -- (3.8)%
       3,000   Kohl's Corp. .....................$   142,900  $   177,360
      10,000   The Home Depot Inc. ..............    363,776      357,900
      10,000   Tiffany & Co. ....................    304,243      330,200
      15,000   Zale Corp. .......................    427,593      361,350
                                                 -----------  -----------
                                                   1,238,512    1,226,810
                                                 -----------  -----------
               TOTAL COMMON STOCKS
                 SOLD SHORT .....................$ 7,993,861  $ 7,873,050
                                                 ===========  ===========

-----------------
(a) Collateralized by U.S. Treasury Bond, 5.250%, due 02/15/29, market value $2,013,844.
(b) At June 30, 2006, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   American Depository Receipt
SPDR  Standard & Poor's Depository Receipts


                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $32,639,349) ................. $ 32,978,886
  Dividends and interest receivable ........................        9,349
  Receivable for investments sold ..........................    7,993,861
  Other assets .............................................        1,614
                                                             ------------
  TOTAL ASSETS .............................................   40,983,710
                                                             ------------
LIABILITIES:
  Securities sold short (proceeds $7,993,861) ..............    7,873,050
  Payable for investment advisory fees .....................       27,287
  Payable for Fund shares redeemed .........................       20,671
  Dividends payable on securities sold short ...............        4,152
  Payable for distribution fees ............................        6,822
  Payable to custodian .....................................      198,880
  Other accrued expenses ...................................       57,433
                                                             ------------
  TOTAL LIABILITIES ........................................    8,188,295
                                                             ------------
  NET ASSETS applicable to 3,082,713
    shares outstanding ..................................... $ 32,795,415
                                                             ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value ....... $      3,083
  Additional paid-in capital ...............................   53,646,035
  Accumulated net investment income ........................      489,617
  Accumulated net realized loss on investments
    and securities sold short ..............................  (21,803,668)
  Net unrealized appreciation on securities sold short .....      120,811
  Net unrealized appreciation on investments ...............      339,537
                                                             ------------
  NET ASSETS ............................................... $ 32,795,415
                                                             ============
  NET ASSET VALUE, offering and redemption price
   per share ($32,795,415 / 3,082,713 shares
   outstanding; unlimited number of
   shares authorized) ......................................       $10.64
                                                                   ======



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $492) .................   $   41,039
  Interest .................................................      648,738
  Other income .............................................      180,483
                                                               ----------
  TOTAL INVESTMENT INCOME ..................................      870,260
                                                               ----------
EXPENSES:
  Investment advisory fees .................................      174,371
  Distribution fees ........................................       43,593
  Dividends on securities sold short .......................       53,091
  Trustees' fees ...........................................       27,825
  Shareholder services fees ................................       21,739
  Shareholder communications expenses ......................       20,841
  Legal and audit fees .....................................       15,491
  Registration expenses ....................................       11,901
  Custodian fees ...........................................        5,748
  Interest expense .........................................           59
  Miscellaneous expenses ...................................        6,326
                                                               ----------
  TOTAL EXPENSES ...........................................      380,985
  Less: Custodian fee credits ..............................         (342)
                                                               ----------
  TOTAL NET EXPENSES .......................................      380,643
                                                               ----------
  NET INVESTMENT INCOME ....................................      489,617
                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments .........................       92,974
  Net realized loss on securities sold short ...............     (982,310)
                                                               ----------
  Net realized loss on investments
    and securities sold short ..............................     (889,336)
  Net change in unrealized appreciation/depreciation
    on investments and securities sold short ...............    1,072,820
                                                               ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT ..................      183,484
                                                               ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................   $  673,101
                                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                    JUNE 30, 2006       YEAR ENDED
                                                                                     (UNAUDITED)     DECEMBER 31, 2005
                                                                                  ----------------   -----------------
OPERATIONS:
  Net investment income ..........................................................  $   489,617        $   501,742
  Net realized gain on investments ...............................................       92,974            460,950
  Net realized loss on securities sold short .....................................     (982,310)          (124,472)
  Net change in unrealized appreciation/depreciation on
    investments and securities sold short ........................................    1,072,820           (366,043)
                                                                                    -----------        -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................      673,101            472,177
                                                                                    -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..........................................................           --           (633,197)
                                                                                    -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................................           --           (633,197)
                                                                                    -----------        -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions .....   (5,491,816)        (3,482,717)
                                                                                    -----------        -----------
  REDEMPTION FEES ................................................................           --                 28
                                                                                    -----------        -----------
  NET DECREASE IN NET ASSETS .....................................................   (4,818,715)        (3,643,709)
NET ASSETS:
  Beginning of period ............................................................   37,614,130         41,257,839
                                                                                    -----------        -----------
  End of period (including undistributed net investment income of
    $489,617 and $0, respectively) ...............................................  $32,795,415        $37,614,130
                                                                                    ===========        ===========

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), formerly the Gabelli Mathers Fund, was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund had an investment of $1,973,770 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and future contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2006 are reported in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $131,455 and to increase accumulated net realized loss on investments by $4,908, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions of $633,197 paid during the year ended December 31, 2005 was ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

   Accumulated capital loss carryforward ...................  $(20,914,332)
   Net unrealized appreciation on investments ..............       124,779
   Net unrealized depreciation on short sales ..............      (737,251)
                                                              ------------
   Total ...................................................  $(21,526,804)
                                                              ============

At December 31, 2005, the Fund had net capital loss carryforwards for Federal income tax purposes of $20,914,332, which are available to reduce future required distributions of net capital gains to shareholders. $7,533,490 is available through 2006; $12,430,175 is available through 2010; $670,201 is available through 2011; and $280,466 is available through 2012. For the year ended December 31, 2005, the Fund utilized capital loss carryforwards of $336,478.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
The following summarizes the tax cost of investments, proceeds of short sales, and the related unrealized appreciation/depreciation at June 30, 2006:

                                                    GROSS            GROSS         NET UNREALIZED
                                COST/            UNREALIZED       UNREALIZED        APPRECIATION/
                             (PROCEEDS)         APPRECIATION     DEPRECIATION      (DEPRECIATION)
                            ------------        -------------   -------------     ---------------
 Investments ............  $ 32,647,559           $425,367         $ (94,040)         $331,327
 Short sales ............    (7,993,861)           453,719          (332,908)          120,811
                                                  --------         ---------          --------
                                                  $879,086         $(426,948)         $452,138
                                                  ========         =========          ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2006, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $43,593, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $3,978,122 and $2,176,946, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $11,140 to Gabelli & Company, Inc.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2006                      YEAR ENDED
                                                               (UNAUDITED)                    DECEMBER 31, 2005
                                                       ------------------------          ------------------------
                                                        SHARES         AMOUNT             SHARES         AMOUNT
                                                       ========     ===========          ========     ===========
Shares sold ..........................................   20,006     $   210,452            75,743     $   802,570
Shares issued upon reinvestment of dividends .........       --              --            49,507         515,369
Shares redeemed ...................................... (541,518)     (5,702,268)         (454,828)     (4,800,656)
                                                       --------     -----------          --------     -----------
  Net decrease ....................................... (521,512)    $(5,491,816)         (329,578)    $(3,482,717)
                                                       ========     ===========          ========     ===========

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $0 and $28, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

10. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:

                                        SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2006    ---------------------------------------------------------
                                           (UNAUDITED)       2005         2004        2003         2002        2001
                                        ----------------   --------      -------     ------       ------      ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .... $ 10.44        $ 10.49      $ 10.60     $ 10.81      $ 12.25     $ 12.05
                                             -------        -------      -------     -------      -------     -------
   Net investment income (loss) ............    0.15           0.13        (0.06)      (0.07)       (0.00)(b)    0.30
   Net realized and unrealized gain (loss)
     on investments ........................    0.05             --        (0.05)      (0.14)       (1.44)       0.21
                                             -------        -------      -------     -------      -------     -------
   Total from investment operations ........    0.20           0.13        (0.11)      (0.21)       (1.44)       0.51
                                             -------        -------      -------     -------      -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................      --          (0.18)          --          --           --       (0.31)
                                             -------        -------      -------     -------      -------     -------
   Total distributions .....................      --          (0.18)          --          --           --       (0.31)
                                             -------        -------      -------     -------      -------     -------
   REDEMPTION FEES .........................      --           0.00(b)        --          --           --          --
                                             -------        -------      -------     -------      -------     -------
   NET ASSET VALUE, END OF PERIOD .......... $ 10.64        $ 10.44      $ 10.49     $ 10.60      $ 10.81     $ 12.25
                                             =======        =======      =======     =======      =======     =======
   Total return + ..........................   1.92%          1.23%      (1.04)%     (1.94)%     (11.76)%       4.25%
                                             =======        =======      =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .... $32,795        $37,614      $41,258     $60,846      $80,827     $97,893
   Ratio of net investment income to
     average net assets ....................   2.81%(a)       1.27%      (0.61)%     (0.61)%      (0.00)%       2.45%
   Ratio of operating expenses to
     average net assets ....................   2.18%(a)       2.14%        1.90%       1.67%        1.63%       1.35%
   Ratio of operating expenses to average
     net assets excluding the effect of
     dividends on securities sold short ....   1.88%(a)       1.85%        1.77%       1.64%        1.61%       1.33%
   Portfolio turnover rate .................     41%           149%         176%        244%         776%      1,013%

-----------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for the period of less than one year is not annualized.
(a) Annualized.
(b) Amount is less than $0.005 per share.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

   Mario J. Gabelli, CFA                     Anthony R. Pustorino
   CHAIRMAN AND CHIEF                        CERTIFIED PUBLIC ACCOUNTANT,
   EXECUTIVE OFFICER                         PROFESSOR EMERITUS,
   GAMCO INVESTORS, INC.                     PACE UNIVERSITY

   E. Val Cerutti                            Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER                   MEDICAL DIRECTOR
   CERUTTI CONSULTANTS, INC.                 LAWRENCE HOSPITAL

   Anthony J. Colavita                       Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                           PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                 EXECUTIVE OFFICER
                                             GAMCO MATHERS FUND
   Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT              Anthonie C. van Ekris
   AND CHIEF FINANCIAL OFFICER               CHAIRMAN
   KEYSPAN ENERGY CORP.                      BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                  Anne E. Morrissy, CFA
   PRESIDENT AND                             EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER
                                             Heidi M. Koontz
   Bruce N. Alpert                           VICE PRESIDENT
   EXECUTIVE VICE PRESIDENT
                                             Edith L. Cook
   Agnes Mullady                             VICE PRESIDENT
   TREASURER
                                             Peter D. Goldstein
   James E. McKee                            CHIEF COMPLIANCE OFFICER
   VICE PRESIDENT
   AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q206SR


                                                                           GAMCO





                                                       GAMCO
                                                       MATHERS
                                                       FUND








                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                          Henry G. Van der Eb, Chief Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.